UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (89.0%)
Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus,
8.95%, 1/26/18	$2,420	$2,287

Brazil (9.4%)
Corporate Bonds (2.7%)
Banco Safra SA,
6.75%, 1/27/21	690	716
6.75%, 1/27/21 (a)	1,360	1,411
ESAL GmbH,
6.25%, 2/5/23 (b)	1,500	1,331
Odebrecht Finance Ltd.,
5.13%, 6/26/22	3,750	3,637
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (a)	710	730
		7,825
Sovereign (6.7%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (a)	1,960	2,019
5.50%, 7/12/20	2,300	2,369
6.37%, 6/16/18 (a)	276	300
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (a)	7,340	7,101
Brazilian Government International Bond,
4.88%, 1/22/21	2,308	2,490
7.13%, 1/20/37	3,290	3,882
Caixa Economica Federal,
3.50%, 11/7/22 (a)(b)	1,760	1,461
		19,622
		27,447
Colombia (3.0%)
Corporate Bonds (0.8%)
Ecopetrol SA,
5.88%, 9/18/23	830	865
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	1,500	1,352
		2,217
Sovereign (2.2%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,511
7.38%, 3/18/19	390	475
11.75%, 2/25/20	3,015	4,364
		6,350
		8,567

Costa Rica (0.3%)
Sovereign (0.3%)
Costa Rica Government International Bond,
4.25%, 1/26/23 (a)	1,020	918

Dominican Republic (0.5%)
Sovereign (0.5%)
Dominican Republic International Bond,
7.50%, 5/6/21	1,320	1,414

Ecuador (0.1%)
Sovereign (0.1%)
Ecuador Government International Bond,
9.38%, 12/15/15	355	371

El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
5.88%, 1/30/25 (a)	940	895

Hungary (0.6%)
Sovereign (0.6%)
Hungary Government International Bond,
6.38%, 3/29/21	1,050	1,122
7.63%, 3/29/41 (b)	490	527
		1,649
India (0.2%)
Corporate Bond (0.2%)
Vedanta Resources PLC,
7.13%, 5/31/23 (a)(b)	560	522

Indonesia (6.3%)
Sovereign (6.3%)
Indonesia Government International Bond,
6.88%, 1/17/18	320	357
7.75%, 1/17/38	630	721
7.75%, 1/17/38 (a)	1,353	1,549
11.63%, 3/4/19	430	576
11.63%, 3/4/19 (a)	2,169	2,904
Majapahit Holding BV,
7.75%, 1/20/20	5,390	5,942
Pertamina Persero PT,
4.88%, 5/3/22	2,350	2,133
5.25%, 5/23/21	870	829
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	3,470	3,331
		18,342
Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond,
5.75%, 12/31/32	1,620	1,438

Kazakhstan (4.7%)
Sovereign (4.7%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	1,850	1,716
5.50%, 12/20/15	230	242

Intergas Finance BV,
6.38%, 5/14/17		700	758
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)		1,950	1,784
KazMunayGas National Co., JSC,
5.75%, 4/30/43 (a)		2,760	2,432
6.38%, 4/9/21		1,510	1,661
6.38%, 4/9/21 (a)		2,430	2,673
9.13%, 7/2/18		1,930	2,372
			13,638
Lithuania (2.3%)
Sovereign (2.3%)
Lithuania Government International Bond,
6.63%, 2/1/22 (a)		670	788
6.63%, 2/1/22		4,570	5,376
6.75%, 1/15/15 (a)		160	171
7.38%, 2/11/20		290	353
			6,688
Mexico (14.6%)
Corporate Bonds (3.0%)
Cemex SAB de CV,
6.50%, 12/10/19 (a)(b)		1,310	1,294
7.25%, 1/15/21 (a)(c)		1,590	1,590
9.50%, 6/15/18		480	534
9.50%, 6/15/18 (a)		1,300	1,446
Mexichem SAB de CV,
4.88%, 9/19/22		1,500	1,459
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (a)		1,090	1,033
5.50%, 2/28/23		1,500	1,421
			8,777
Sovereign (11.6%)
Mexican Bonos,
7.50%, 6/3/27	MXN	62,000	5,195
Mexico Government International Bond,
3.63%, 3/15/22 (b)	$3,500		3,481
6.05%, 1/11/40		1,760	1,933
6.75%, 9/27/34		4,674	5,562
Pemex Project Funding Master Trust,
6.63%, 6/15/35 – 6/15/38		4,316	4,577
8.63%, 12/1/23		1,990	2,428
Petroleos Mexicanos,
3.50%, 1/30/23		880	802
4.88%, 1/24/22		1,800	1,840
5.50%, 1/21/21		5,430	5,837
8.00%, 5/3/19 (b)		1,750	2,122
			33,777
			42,554
Panama (0.8%)
Sovereign (0.8%)
Panama Government International Bond,
5.20%, 1/30/20		310	342
7.13%, 1/29/26		1,140	1,402
8.88%, 9/30/27		483	668
			2,412

Peru (1.6%)
Corporate Bonds (0.8%)
Banco de Credito del Peru,
6.13%, 4/24/27 (a)(d)	1,600	1,572
Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (a)(b)	710	662
		2,234
Sovereign (0.8%)
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)(b)	491	428
Peruvian Government International Bond,
7.35%, 7/21/25	1,390	1,783
		2,211
		4,445
Philippines (4.5%)
Sovereign (4.5%)
Philippine Government International Bond,
4.00%, 1/15/21	7,756	8,066
8.38%, 6/17/19	1,491	1,896
9.50%, 2/2/30	2,200	3,275
		13,237
Poland (2.4%)
Sovereign (2.4%)
Poland Government International Bond,
3.00%, 3/17/23	6,850	6,292
5.00%, 3/23/22	770	830
		7,122
Romania (0.3%)
Sovereign (0.3%)
Romanian Government International Bond,
4.38%, 8/22/23 (a)	1,014	975

Russia (12.1%)
Corporate Bond (0.7%)
Severstal OAO Via Steel Capital SA,
5.90%, 10/17/22 (a)	2,150	2,083

Sovereign (11.4%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (a)	2,104	2,258
6.30%, 5/15/17	1,860	1,996
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42 (a)(b)	11,200	11,508
7.50%, 3/31/30	3,169	3,740
7.50%, 3/31/30 (a)	848	1,001
12.75%, 6/24/28	4,225	7,289
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22	2,600	2,658

Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20	2,376	2,614
		33,064
		35,147
Serbia (0.4%)
Sovereign (0.4%)
Republic of Serbia,
5.25%, 11/21/17 (a)	1,150	1,147

Slovenia (0.6%)
Sovereign (0.6%)
Slovenia Government International Bond,
5.85%, 5/10/23 (a)	1,970	1,881

South Africa (2.0%)
Sovereign (2.0%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (a)	3,556	3,556
5.75%, 1/26/21	1,370	1,370
Transnet SOC Ltd.,
4.00%, 7/26/22 (a)	970	861
		5,787
Sri Lanka (0.4%)
Sovereign (0.4%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (a)	490	453
6.25%, 10/4/20	100	98
6.25%, 10/4/20 (a)	650	636
		1,187
Turkey (5.2%)
Sovereign (5.2%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	2,850	2,932
Turkey Government International Bond,
5.63%, 3/30/21	7,250	7,569
6.88%, 3/17/36	2,904	3,097
11.88%, 1/15/30	891	1,417
		15,015
Ukraine (5.8%)
Sovereign (5.8%)
Ukraine Government International Bond,
6.75%, 11/14/17	610	525
7.50%, 4/17/23 (a)(b)	2,890	2,402
7.80%, 11/28/22	14,980	12,564
Ukraine Railways via Shortline PLC,
9.50%, 5/21/18 (a)	1,560	1,256
		16,747
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
4.50%, 8/14/24	2,070	2,106

Venezuela (8.6%)
Sovereign (8.6%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	8,180	7,432
12.75%, 2/17/22 (b)	5,000	4,900
Venezuela Government International Bond,
6.00%, 12/9/20	1,340	980
9.25%, 9/15/27 (b)	13,920	11,380
11.75%, 10/21/26	380	352
		25,044
Total Fixed Income Securities (Cost $262,866)		258,982

	No. of Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (d)(e)	2,250	402

Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (d)(e)	5,450	138
Total Warrants (Cost $—)		540

	Shares	Value (000)
Short-Term Investments (10.8%)
Securities held as Collateral on Loaned Securities (9.1%)
Investment Company (8.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	23,800,964	23,801

	Face Amount (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.06%, dated 9/30/13, due 10/1/13; proceeds $1,956; fully collateralized by a U.S. Government Obligation; 0.63% due 9/30/17; valued at $1,995)	$1,956	1,956
BNP Paribas Securities Corp., (0.05%, dated 9/30/13, due 10/1/13; proceeds $652; fully collateralized by a U.S. Government Obligation; 2.75% due 2/15/19; valued at $665)	652	652
		2,608
Total Securities held as Collateral on Loaned Securities (Cost $26,409)		26,409

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $4,889)	4,889,413	4,889
Total Short-Term Investments (Cost $31,298)		31,298
Total Investments (100.0%) (Cost $294,164) Including $26,291 of Securities Loaned (g)+		290,820
Liabilities in Excess of Other Assets		(26,582)
Net Assets		$264,238

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $26,291,000 and $27,271,000, respectively. The Fund received cash collateral of approximately $26,409,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash of approximately $862,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	When-issued security.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2013.
(e)	Security has been deemed illiquid at September 30, 2013.
(f)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(g)	Securities are available for collateral in connection with purchase of a when-issued security.
+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $294,164,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $3,344,000 of which approximately $8,571,000 related to appreciated securities and approximately $11,915,000 related to depreciated securities.

OJSC	Open Joint Stock Company.

MXN –	Mexican New Peso

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2013 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$23,658	$—	$23,658
Sovereign	—	235,324	—	235,324
Total Fixed Income Securities	—	258,982	—	258,982
Warrants	—	540	—	540
Short-Term Investments
Investment Company	28,690	—	—	28,690
Repurchase Agreements	—	2,608	—	2,608
Total Short-Term Investments	28,690	2,608	—	31,298
Total Assets	$28,690	$262,130	$—	$290,820

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013